Fair value measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements	Fair value measurements
Determination of fair value
The following is a description of the Plan’s valuation methodologies for assets and liabilities measured at fair value. The Plan has an established and well-structured process for determining fair values. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is based on quoted market prices or inputs, where available. If prices or quotes are not available, fair value is based on valuation models and other valuation techniques that consider relevant transaction characteristics (such as maturity) and use as inputs, observable or unobservable market parameters, including but not limited to yield curves, interest rates, volatilities, equity or debt prices, foreign exchange rates and credit curves. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect constraints on liquidity and unobservable parameters when the Plan is unable to observe a recent market price for a financial instrument that trades in an inactive (or less active) market. No adjustments to quoted prices are applied for instruments classified within level 1 of the fair value hierarchy (refer to the discussion below for further information on the fair value hierarchy).
The Plan uses various methodologies and assumptions in the determination of fair value. The use of different methodologies or assumptions by other market participants compared with those used by the Plan could result in a different estimate of fair value at the reporting date.
During 2025 no changes were made to the Plan's valuation models that had, or are expected to have, a material impact on the Plan's financial statements.
Fair value hierarchy
A three-level fair value hierarchy has been established under U.S. GAAP for disclosure of fair value measurements. The fair value hierarchy is based on the observability of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
•Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
•Level 3 — one or more inputs to the valuation methodology are unobservable and significant to the fair value measurement.
A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
The following table describes the valuation methodologies generally used by the Plan to measure its instruments at fair value, including the general classification of such instruments pursuant to the fair value hierarchy.

Instrument	Valuation methodology	Classifications in the fair value hierarchy
JPMorgan Chase & Co. common stock	Closing price reported on the New York Stock Exchange	Level 1
Other equity, corporate debt, asset-backed (e.g., CLOs), U.S. federal, state, local and non-U.S. government and mortgage-backed securities, and repurchase agreements (a)	Quoted market prices	Level 1
	In the absence of quoted market prices, securities are valued based on:	Level 2
•Observable market prices for similar securities
•Relevant broker quotes
•Independent pricing services
•Discounted cash flows
In addition, the following inputs to discounted cash flows are used for the following products:
Mortgage- and asset-backed securities specific inputs:
•Collateral characteristics
•Deal-specific payment and loss allocations
•Current market assumptions related to yield, prepayment speed, conditional default rates and loss severity
Collateralized loan obligations ("CLOs") specific inputs:
•Collateral characteristics
•Deal-specific payment and loss allocations
•Expected prepayment speed, conditional default rates, loss severity
•Credit spreads
•Credit rating data
Fund investments (e.g., mutual, money market and other) and registered investment companies	Net asset value
	•NAV is supported by the ability to redeem and purchase at NAV level	Level 1
	•Adjustments to the NAV as required, for restrictions on redemption (e.g., lock-up periods or withdraw limitations) or where observable activity is limited	Level 2(b)
Derivatives	Non-exchange traded derivatives that are valued using independent pricing services.	Level 2
Refer to Note 6 for further information on derivative instruments.
(a) Repurchase agreements are short-term in duration and recorded at amortized cost, which closely approximates fair value.
(b) Excludes certain investments that are measured at fair value using the net asset value per share (or its equivalents) as a practical expedient.
Investments measured at net asset value
The Plan also uses the NAV per share (or its equivalent) as a practical expedient to measure the fair value of multiple investments that (a) do not have a readily determinable fair value and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company. These investments are not required to be classified in the fair value hierarchy and consist predominantly of investments in certain collective investment funds and registered investment companies.
The investment strategies for collective investment funds and registered investment companies vary, and they may invest directly and indirectly in a broad range of equity, debt and derivative investments with the objective of mirroring or exceeding the total return of certain market indices (e.g., Standard & Poor’s ("S&P") 500 Index, Russell 1000 Index, Bloomberg U.S. Aggregate Bond Index). Strategies may vary based on global macroeconomic views, expected directional movements in the financial markets, market capitalization (e.g., large, medium or small cap stocks), and other strategies. Certain of these investments could be subject to restrictions on redemption in the future as indicated above; and they may be sold based on the level of capital markets activity, market levels, the performance of the broader economy and investment-specific issues.
The Plan has no commitments to make additional investments in financial instruments that are valued at NAV.
The following tables present the financial instruments carried at fair value as of December 31, 2025 and 2024, by major product category and fair value hierarchy.
Assets and liabilities measured at fair value on a recurring basis

	Fair value hierarchy
December 31, 2025	Level 1	Level 2	Total fair value
Equity securities:
JPMorgan Chase & Co.	$10,658,411,527	$—	$10,658,411,527
Other equity securities	5,155,537,376	—	5,155,537,376
Total equity securities	15,813,948,903	—	15,813,948,903
Corporate debt and asset-backed securities	—	2,484,139,652	2,484,139,652
U.S. federal, state, local and non-U.S. government securities	703,521,693	72,144,288	775,665,981
Mortgage-backed securities	166,572,811	112,288,050	278,860,861
Money market funds and other(a)	371,501,605	69,369,443	440,871,048
Derivative receivables	—	468,317	468,317
Total assets measured at fair value	$17,055,545,012	$2,738,409,750	$19,793,954,762
Investments measured at NAV(b)			37,629,298,821
Total investments at fair value			$57,423,253,583

Mortgage-backed securities sold short	$2,266,572	—	$2,266,572
Derivative payables	—	639,310	639,310
Total liabilities measured at fair value	$2,266,572	$639,310	$2,905,882

	Fair value hierarchy
December 31, 2024	Level 1	Level 2	Total fair value
Equity securities:
JPMorgan Chase & Co.	$8,402,328,583	$—	$8,402,328,583
Other equity securities	4,719,291,502	—	4,719,291,502
Total equity securities	13,121,620,085	—	13,121,620,085
Corporate debt and asset-backed securities	—	2,172,643,358	2,172,643,358
U.S. federal, state, local and non-U.S. government securities	702,331,202	15,012,972	717,344,174
Mortgage-backed securities	194,539,161	86,093,741	280,632,902
Money market funds and other(a)	306,883,597	25,126,893	332,010,490
Derivative receivables	—	786,901	786,901
Total assets measured at fair value	$14,325,374,045	$2,299,663,865	$16,625,037,910
Investments measured at NAV(b)			31,831,956,536
Total investments at fair value			$48,456,994,446

Mortgage-backed securities sold short	$2,177,263	—	$2,177,263
Derivative payables	—	522,502	522,502
Total liabilities measured at fair value	$2,177,263	$522,502	$2,699,765
(a)Money market funds and other consists of mutual funds, money market funds and resale agreements.
(b)Investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be classified in the fair value hierarchy.